Master Trust Investments	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Master Trust [Line Items]
Master Trust Investments

NOTE C – MASTER TRUST INVESTMENTS

The Plan's investments are in the Master Trust, which was established for the investment of assets of the Plan and the other Ashland sponsored retirement plans. The Master Trust allocates certain individual assets to each plan participating in the Master Trust arrangement. Therefore, the investment results from certain individual assets of the Plan may not reflect its proportionate interest in the Master Trust.

The following table presents the net assets, including investments, receivables, and liabilities, of the Master Trust and the Plan's interest in the net assets of the Master Trust as of December 31:

	2025		2024
	Master Trust Balances	Plan's Interest in Master Trust Balances	Master Trust Balances	Plan's Interest in Master Trust Balances
Investments, at fair value:
Ashland Common Stock Fund
Money Market Fund	$252	$233	$397	$370
Ashland Inc. Common Stock	28,860	26,641	38,372	35,711
Shares of Registered Investment Companies	171,539	145,080	162,677	139,178
Common/Collective Trusts	1,164,998	1,042,208	1,099,829	990,585
Stable Value Fund Money Market Fund	3,577	3,199	1,793	1,618
Total investments at fair value	1,369,226	1,217,361	1,303,068	1,167,462

Investments, at contract value:
Stable Value Fund Investment Contracts	125,564	112,312	145,255	131,108
Total investments at contract value	125,564	112,312	145,255	131,108
Net Master Trust assets	$1,494,790	$1,329,673	$1,448,323	$1,298,570

The following table presents the net appreciation in investments (including gains and losses on investments bought and sold, as well as held during the year) and investment income (expense) in the Master Trust for the year ended December 31:

2025
Net realized and unrealized appreciation in fair value of investments	$190,665
Investment income:
Dividends	13,631
Interest	3,235
16,866
Total	$207,531